                                    Registration Nos. 33-35788
                                                      811-06136



            As filed with the Securities and Exchange Commission on
                              September 28, 1999
         --------------------------------------------------------------


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                            -----------------------

                                   FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933                                  / x /

  Pre-Effective Amendment No.  _____                        /   /


  Post-Effective Amendment No.  16                          / x /
                               -----

                                    and/or
REGISTRATION UNDER THE
INVESTMENT COMPANY ACT OF 1940                              / x /

  Amendment No.  17                                         / x /
                -----

                       (Check appropriate box or boxes)

                       --------------------------------

                             HOMESTEAD FUNDS, INC.
              (Exact Name of Registrant as Specified in Charter)
                  4301 Wilson Boulevard, Arlington, VA  22203
                    (Address of Principal Executive Office)

              Registrant's Telephone Number, including Area Code:
                                (703) 907-6026
                                --------------

                          William P. McKeithan, Esq.
                             Homestead Funds ,Inc.
                  4301 Wilson Boulevard, Arlington, VA  22203
                    (Name and Address of Agent for Service)

                                  Copies to:

                            Michael Berenson, Esq.
              Jorden Burt Boros Cicchetti Berenson & Johnson LLP
                      1025 Thomas Jefferson Street, N.W.
                            Washington, D.C.  20007

Approximate Date of Proposed Public Offering.

It is proposed that this filing will become effective:

      immediately upon filing          x     on October 28, 1999
----- pursuant to paragraph (b)      -----   pursuant to
                                             paragraph (b)


       60 days after filing          _____ on ______ pursuant to
-----  pursuant to paragraph (a)(1)          paragraph (a)(1)


_____  75 days after filing                on ______ pursuant to
       pursuant to paragraph (a)(2)  -----   paragraph (a)(2) of
                                             rule 485


If appropriate, check the following box:

  x    This post-effective amendment designates a new
----- effective date for a previously filed post-effective amendment.

The contents of Registrant's post-effective amendment no. 15 under the Securities Act of 1933 and amendment no. 16 under the Investment Company Act of 1940, filed on July 16, 1999, are incorporated by reference herein. This amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effectiveness of the above-referenced amendments.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Arlington, and State of Virginia on the 28th day of September, 1999.


                                      Homestead Funds, Inc.
                                      ---------------------------------
                                      (Registrant)

                                      Anthony C. Williams*
                                      ---------------------------------
                                      Anthony C. Williams
                                      President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.


       SIGNATURE               TITLE                               DATE
Anthony C. Williams*         President                           September 28, 1999
---------------------------
Anthony C. Williams

Francis P. Lucier*           Director                            September 28, 1999
---------------------------
Francis P. Lucier


Anthony M. Marinello*        Vice President and Director         September 28, 1999
---------------------------
Anthony M. Marinello

Peter R. Morris*             Secretary, Treasurer and Director   September 28, 1999
---------------------------
Peter R. Morris

James F. Perna*              Director                            September 28, 1999
---------------------------
James F. Perna

*By:/s/William P. McKeithan
---------------------------
  William P. McKeithan, Esq.
  (Attorney-in-Fact)



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